SHARE CAPITAL - RSUs issued and outstanding (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
SHARE CAPITAL
Outstanding at beginning of the period | EquityInstruments	87,500
Granted | EquityInstruments	87,500	87,500
Exercised | EquityInstruments	(29,167)
Outstanding at ending of the period | EquityInstruments	145,833	87,500
Outstanding weighted average exercise price, at beginning of the period | $ / shares	$ 11.04
Granted | $ / shares	11.83	$ 11.04
Exercised | $ / shares	11.04
Outstanding weighted average exercise price, at end of the period | $ / shares	$ 11.51	$ 11.04